Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Class B Warrants Outstanding December 31, 2020	Class B Warrant Shares Outstanding December 31, 2020	Original Term	Warrant Exercise Price*	Fair Value – Liability December 31, 2020
4,200,000	168,000	18 months	$1.00	66

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
As of December 31, 2020	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Current liability (Class B Warrants)	66	-	-	66

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2019	609
Change in fair value of Class B Warrants, included in Gain/(Loss) on derivative financial instruments in the consolidated statements of comprehensive (loss)/income	(543)
Closing balance – December 31, 2020	66
Change in fair value of Class B Warrants, included in Gain/(Loss) on derivative financial instruments in the consolidated statements of comprehensive (loss)/income	(66)
Closing balance – December 31, 2021	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2020	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2020
Class B Warrants	66	Non-Current / Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	109%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of gain/(loss) recognized in Statement of comprehensive loss / (income) located in Gain / (Loss) on derivate financial instruments
	2019	2020	2021
Interest rate swaps- change in fair value	(841)	(1,332)	-
Interest rate swaps– realized gain/(loss)	139	(25)	-
2014 Warrants- change in fair value	1,915	-	-
Class B Warrants- change in fair value	388	543	66
Total	1,601	(814)	66

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized (Loss) on cash flow hedges
Balance, December 31, 2019	(1,361)
Termination of interest rate swap contracts	1,361
Balance, December 31, 2020	-